UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     07/20/10
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        132
                                         --------------
Form 13F Information Table Value Total:  $ 5,726,679
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101   102472  1297281 SH       Sole                  1276198             21083
Aaron's Inc.                   COM              002535201     7018   411146 SH       Sole                   391419             19727
Abbott Laboratories            COM              002824100   151008  3228039 SH       Sole                  3175500             52539
Affiliated Managers Group Inc. COM              008252108      433     7130 SH       Sole                     7130
Air Products & Chemicals Inc.  COM              009158106    97353  1502129 SH       Sole                  1478878             23251
AirTran Holdings Inc.          COM              00949P108    17066  3518705 SH       Sole                  3354479            164226
Alleghany Corp.                COM              017175100    14180    48346 SH       Sole                    44654              3692
Alliance Data Systems Corp.    COM              018581108    56041   941551 SH       Sole                   912409             29142
Allstate Corp.                 COM              020002101    33022  1149392 SH       Sole                  1072627             76765
American Express Co.           COM              025816109     1038    26155 SH       Sole                    26155
American Italian Pasta Co. (Cl COM              027070101    12850   243041 SH       Sole                   227786             15255
Anadarko Petroleum Corp.       COM              032511107   118589  3285924 SH       Sole                  3234631             51293
Apache Corp.                   COM              037411105   213403  2534781 SH       Sole                  2498783             35998
Apogee Enterprises Inc.        COM              037598109     6864   633796 SH       Sole                   577306             56490
Arch Capital Group Ltd.        COM              G0450A105    22018   295542 SH       Sole                   268094             27448
Assurant Inc.                  COM              04621X108    72871  2100035 SH       Sole                  2029610             70425
Assured Guaranty Ltd.          COM              G0585R106    72794  5485631 SH       Sole                  5328686            156945
Bank of America Corp.          COM              060505104     1784   124146 SH       Sole                   124146
Bank of New York Mellon Corp.  COM              064058100    39071  1582453 SH       Sole                  1548963             33490
Baxter International Inc.      COM              071813109    75390  1855072 SH       Sole                  1841471             13601
BB&T Corp.                     COM              054937107      444    16883 SH       Sole                    16883
Berry Petroleum Co. (Cl A)     COM              085789105    15416   599369 SH       Sole                   551352             48017
Brink's Co.                    COM              109696104    10408   546913 SH       Sole                   498743             48170
Bristol-Myers Squibb Co.       COM              110122108     5288   212046 SH       Sole                   212046
Callaway Golf Co.              COM              131193104     6578  1089117 SH       Sole                   955062            134055
Cimarex Energy Co.             COM              171798101    58167   812619 SH       Sole                   763801             48818
Cisco Systems Inc.             COM              17275R102    53918  2530164 SH       Sole                  2493315             36849
Cleco Corp.                    COM              12561W105    13432   508589 SH       Sole                   458736             49853
ConAgra Foods Inc.             COM              205887102   129065  5534527 SH       Sole                  5343629            190898
CoreLogic Inc.                 COM              21871D103     8919   505023 SH       Sole                   466793             38230
Corrections Corp. of America   COM              22025Y407    15292   801479 SH       Sole                   746664             54815
CSG Systems International Inc. COM              126349109     4816   262759 SH       Sole                   234151             28608
Del Monte Foods Co.            COM              24522P103     9760   678253 SH       Sole                   592540             85713
Dell Inc.                      COM              24702R101    61251  5078863 SH       Sole                  5003423             75440
Denbury Resources Inc.         COM              247916208    13199   901582 SH       Sole                   794977            106605
Devon Energy Corp.             COM              25179M103   183670  3014942 SH       Sole                  2967512             47430
Discover Financial Services    COM              254709108     1240    88670 SH       Sole                    88670
Dominion Resources Inc. (Virgi COM              25746U109   145033  3743747 SH       Sole                  3694428             49319
Dover Corp.                    COM              260003108   116170  2779848 SH       Sole                  2687707             92141
Energen Corp.                  COM              29265N108     1349    30440 SH       Sole                    14535             15905
Energizer Holdings Inc.        COM              29266R108    35793   711881 SH       Sole                   677041             34840
Exterran Holdings Inc.         COM              30225X103    16819   651650 SH       Sole                   605270             46380
Exxon Mobil Corp.              COM              30231G102    95260  1669175 SH       Sole                  1648245             20930
First American Financial Corp. COM              31847R102     5342   421273 SH       Sole                   383203             38070
First California Financial Gro COM              319395109      249    92531 SH       Sole                    92531
First Financial Holdings Inc.  COM              320239106      705    61552 SH       Sole                    61552
First Niagara Financial Group  COM              33582V108     2590   206695 SH       Sole                   206100               595
First of Long Island Corp.     COM              320734106      838    32606 SH       Sole                    32606
Flowers Foods Inc.             COM              343498101    32126  1315029 SH       Sole                  1228350             86679
Fluor Corp.                    COM              343412102    49663  1168544 SH       Sole                  1131149             37395
Forest Laboratories Inc.       COM              345838106     3437   125310 SH       Sole                    60970             64340
Forest Oil Corp.               COM              346091705     7881   288032 SH       Sole                   266042             21990
GameStop Corp. (Cl A)          COM              36467W109     1321    70290 SH       Sole                    34760             35530
General Mills Inc.             COM              370334104   109216  3074773 SH       Sole                  3024389             50384
Global Sources Ltd.            COM              G39300101     6891   878964 SH       Sole                   817399             61565
Hain Celestial Group Inc.      COM              405217100     4402   218255 SH       Sole                   198325             19930
Hartford Financial Services Gr COM              416515104      706    31885 SH       Sole                    31885
Hillenbrand Inc.               COM              431571108    10175   475708 SH       Sole                   430513             45195
Horace Mann Educators Corp.    COM              440327104    12025   785949 SH       Sole                   725955             59994
Hornbeck Offshore Services Inc COM              440543106    11546   790842 SH       Sole                   737434             53408
Hub Group Inc. (Cl A)          COM              443320106     9562   318634 SH       Sole                   284840             33794
Huntington Bancshares Inc.     COM              446150104    10553  1904906 SH       Sole                  1772351            132555
Illinois Tool Works Inc.       COM              452308109    97458  2360899 SH       Sole                  2318518             42381
inVentiv Health Inc.           COM              46122E105     4859   189814 SH       Sole                   189350               464
iStar Financial Inc.           COM              45031U101      123    27515 SH       Sole                    26915               600
JAKKS Pacific Inc.             COM              47012E106     7052   490438 SH       Sole                   454689             35749
Johnson & Johnson              COM              478160104   109527  1854496 SH       Sole                  1829075             25421
JPMorgan Chase & Co.           COM              46625H100   139104  3799612 SH       Sole                  3747577             52035
K-Swiss Inc. (Cl A)            COM              482686102     7397   658724 SH       Sole                   582220             76504
Kaydon Corp.                   COM              486587108     3932   119667 SH       Sole                   119338               329
Kimberly-Clark Corp.           COM              494368103    60334   995126 SH       Sole                   972321             22805
Kinetic Concepts Inc           COM              49460W208     8374   229360 SH       Sole                   208315             21045
King Pharmaceuticals Inc.      COM              495582108    23159  3051195 SH       Sole                  2784770            266425
KLA-Tencor Corp.               COM              482480100   135653  4865619 SH       Sole                  4739864            125755
Lance Inc.                     COM              514606102     6617   401266 SH       Sole                   400311               955
Leucadia National Corp.        COM              527288104     5680   291124 SH       Sole                   290496               628
Lifepoint Hospitals Inc.       COM              53219L109    11850   377402 SH       Sole                   348355             29047
Linear Technology Corp.        COM              535678106      649    23330 SH       Sole                    23330
Liquidity Services Inc.        COM              53635B107     1926   148583 SH       Sole                   148238               345
Marsh & McLennan Cos.          COM              571748102    48289  2141402 SH       Sole                  2048557             92845
McDonald's Corp.               COM              580135101   113624  1724975 SH       Sole                  1698054             26921
Medtronic Inc.                 COM              585055106   163671  4512569 SH       Sole                  4438858             73711
Merck & Co Inc                 COM              58933Y105   144121  4121268 SH       Sole                  4099110             22158
Microsoft Corp.                COM              594918104   117885  5123203 SH       Sole                  5038358             84845
Mid-America Apartment Communit COM              59522J103     8334   161929 SH       Sole                   153417              8512
Molson Coors Brewing Co. (Cl B COM              60871R209     8154   192491 SH       Sole                   161676             30815
Morgan Stanley                 COM              617446448      674    29019 SH       Sole                    29019
MVC Capital Inc.               COM              553829102      571    44200 SH       Sole                    44200
Myriad Genetics Inc.           COM              62855J104    16310  1090946 SH       Sole                  1044076             46870
National Penn Bancshares Inc.  COM              637138108     6308  1049594 SH       Sole                   960104             89490
NewBridge Bancorp              COM              65080T102      167    47512 SH       Sole                    47512
Noble Energy Inc.              COM              655044105     5473    90713 SH       Sole                    42092             48621
Occidental Petroleum Corp.     COM              674599105   207587  2690696 SH       Sole                  2648831             41865
Old Republic International Cor COM              680223104    43028  3547217 SH       Sole                  3354020            193197
Parker Hannifin Corp.          COM              701094104   103817  1871920 SH       Sole                  1830924             40996
PepsiCo Inc.                   COM              713448108   147729  2423776 SH       Sole                  2384695             39081
Pfizer Inc.                    COM              717081103   138983  9746368 SH       Sole                  9694590             51778
PNC Financial Services Group I COM              693475105     1511    26739 SH       Sole                    26739
Popular Inc.                   COM              733174106     5510  2056140 SH       Sole                  1780105            276035
Procter & Gamble Co.           COM              742718109   153519  2559505 SH       Sole                  2516457             43048
Prudential Financial Inc.      COM              744320102   105946  1974398 SH       Sole                  1941578             32820
Quest Diagnostics Inc.         COM              74834L100    61584  1237376 SH       Sole                  1202121             35255
Ralcorp Holdings Inc.          COM              751028101    11162   203680 SH       Sole                   203265               415
Raytheon Co.                   COM              755111507    68463  1414827 SH       Sole                  1412477              2350
Redwood Trust Inc.             COM              758075402     7573   517301 SH       Sole                   474292             43009
Res-Care Inc.                  COM              760943100    10257  1061829 SH       Sole                   991576             70253
Ruddick Corp.                  COM              781258108     3761   121374 SH       Sole                   108348             13026
Saia Inc.                      COM              78709Y105     7102   473469 SH       Sole                   430989             42480
Southwestern Energy Co.        COM              845467109    19551   505978 SH       Sole                   461975             44003
State Street Corp.             COM              857477103      704    20826 SH       Sole                    20826
Steiner Leisure Ltd.           COM              P8744Y102    13817   359451 SH       Sole                   330228             29223
STERIS Corp.                   COM              859152100     9065   291653 SH       Sole                   262252             29401
Sterling Bancorp               COM              859158107     2151   238955 SH       Sole                   238485               470
SunTrust Banks Inc.            COM              867914103    42233  1812562 SH       Sole                  1772717             39845
Sysco Corp.                    COM              871829107   112837  3949497 SH       Sole                  3875635             73862
The Hanover Insurance Group In COM              410867105     5778   132817 SH       Sole                   120141             12676
Toro Co.                       COM              891092108     7266   147920 SH       Sole                   141334              6586
Travelers Cos. Inc.            COM              89417E109   144785  2939804 SH       Sole                  2893916             45888
Trinity Industries Inc.        COM              896522109     6551   369706 SH       Sole                   347992             21714
U.S. Bancorp                   COM              902973304    57369  2566849 SH       Sole                  2519345             47504
UGI Corp.                      COM              902681105    12683   498532 SH       Sole                   441111             57421
United Fire & Casualty Co.     COM              910331107     5035   254017 SH       Sole                   246475              7542
United Technologies Corp.      COM              913017109   174921  2694821 SH       Sole                  2682174             12647
UnitedHealth Group Inc.        COM              91324P102   110969  3907355 SH       Sole                  3847102             60253
Verigy Ltd.                    COM              Y93691106    27085  3116850 SH       Sole                  2901083            215767
Wal-Mart Stores Inc.           COM              931142103   100938  2099803 SH       Sole                  2065677             34126
Wells Fargo & Co.              COM              949746101   104708  4090171 SH       Sole                  4026277             63894
WGL Holdings Inc.              COM              92924F106    13140   386117 SH       Sole                   343896             42221
Whiting Petroleum Corp.        COM              966387102    17415   222070 SH       Sole                   213096              8974
Wilmington Trust Corp.         COM              971807102     5272   475342 SH       Sole                   474512               830
XL Capital Ltd. (Cl A)         COM              G98255105     1252    78200 SH       Sole                    78200
Huntington 8.5% PFD Series A   PFD              446150401      566      572 SH       Sole                      572